Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Company's Revenue and Non-current Assets
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Canada 1	$1,793,547	$3,908,593	$3,064,814	$11,760,782
Americas	435,958	1,813,304	3,603,887	4,484,977
Asia Pacific	410,432	1,562,398	2,116,289	4,860,571
Other	266,163	150,024	819,739	320,018

Total revenue	$2,906,100	$7,434,319	$9,604,729	$21,426,348

1	Includes impact of previously recognized revenue for contract modification as explained in tables above.

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249

Disclosure of major customers [text block]
The table below presents significant customers who accounted for greater than 10% of total revenues.

For the years ended December 31,	2021	2020	2019

Customer A	Less than 10%	14%	n/a

Customer B	Less than 10%	13%	11%

Customer C	11%	Less than 10%	20%

Customer D	11%	Less than 10%	n/a
The Company’s non-current assets by country are as follows:

	December 31, 2021	December 31, 2020

Canada	$30,812,581	$37,966,772

Australia	10,372,410	11,731,960

United States	9,014,016	12,424,844

Total non-current assets	$50,199,007	$62,123,576